TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 1,995	$ 1,589
Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	1,995	1,589
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	1,995	1,589
Less than one year [Member] | Instruments [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 1,995	$ 1,589